Income and social contribution taxes - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ 9,955,248	R$ (487,822)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(3,384,784)	165,859
Taxation (difference) on profit of associates in Brazil and abroad	(283,517)	510,772
Equity method	(5,806)	(3,368)
Credit related to Reintegra Program	2,912	2,038
Director bonuses	(11,912)	(3,842)
Tax incentives (Note 12.3)	67,802	11,315
Donations/Fines – Other	8,235	25,080
Total tax expense (income)	(3,607,070)	707,854
Current	(57,542)	(90,923)
Deferred	(2,592,733)	605,999
Total Income Tax Expense income	(2,650,275)	515,076
Current	(9,558)	(23,431)
Deferred	(947,237)	216,209
Total Social Contribution Expense Income	R$ (956,795)	R$ 192,778